UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23590

CPG Cooper Square International Equity, LLC

(Exact name of registrant as specified in charter)

125 W. 55th Street

New York, New York 10019

(Address of principal executive offices) (Zip code)

Michael Mascis

c/o Central Park Advisers, LLC

125 W. 55th Street

New York, New York 10019

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

CPG Cooper Square International Equity, LLC

Financial Statements
(Unaudited)

For the Period October 1, 2023 to March 31, 2024

CPG Cooper Square International Equity, LLC

Table of Contents
For the Period September 30, 2023 to March 31, 2024 (Unaudited)

Schedule of Investments	1-14
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18-19
Notes to Financial Statements	20-29
Other Information	30-32

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited)
March 31, 2024

Common Stock (80.90%)	Shares	Fair Value
Canada (6.50%)
Alimentation Couche-Tard, Inc.	8,202	$468,573
Aritzia, Inc.(a)	20,751	573,499
Brookfield Corp.(b)	48,089	2,014,177
		3,056,249
France (17.82%)
Bureau Veritas SA	49,598	1,514,842
Capgemini SE	3,305	761,353
Edenred SE(b)	37,452	2,000,566
Kering SA	582	230,273
Safran SA(b)	10,044	2,278,521
Sartorius Stedim Biotech	5,599	1,598,201
		8,383,756
Germany (9.79%)
CTS Eventim AG & Co. KGaA(b)	23,475	2,090,355
SAP SE(b)	11,044	2,152,440
Symrise AG	3,022	362,114
		4,604,909
Great Britain (8.52%)
Dowlais Group PLC	207,570	204,526
Howden Joinery Group PLC	58,194	666,621
Melrose Industries PLC(b)	153,389	1,304,063
Reckitt Benckiser Group PLC(b)	18,728	1,067,456
RS GROUP PLC	54,522	500,583
WAG Payment Solutions PLC(a)(b)	315,114	266,705
		4,009,954
Ireland (8.80%)
CRH PLC	33,005	2,847,011
Experian PLC(b)	29,607	1,291,832
		4,138,843
Italy (2.42%)
Amplifon SpA	16,327	596,001
DiaSorin SpA	5,583	539,653
		1,135,654
Japan (9.26%)
Keyence Corp.	2,018	934,564
NOF Corp.	19,748	269,448
Obic Co., Ltd.	5,803	874,792
Olympus Corp.	84,698	1,216,367
Welcia Holdings Co., Ltd.	62,372	1,059,968
		4,355,139

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2024

Common Stock (continued)	Shares	Fair Value
Luxembourg (0.13%)
Perimeter Solutions SA(a)	7,995	$59,323

Netherlands (6.30%)
ASML Holding NV(b)	1,154	1,111,967
Heineken NV(b)	8,973	865,780
Prosus NV	31,439	987,216
		2,964,963
Switzerland (7.73%)
Alcon, Inc.(b)	16,549	1,373,234
Barry Callebaut AG	173	251,423
Cie Financiere Richemont SA A,	2,988	456,145
Galderma Group AG(a)	6,035	424,467
Sonova Holding AG	3,914	1,134,612
		3,639,881
United States (3.63%)
Revvity, Inc.	16,283	1,709,715

Total Common Stock
(Cost $31,255,384)		$38,058,386

Underlying Security/Expiration Date/ Exercise Price/Notional Amount	Contracts	Value
PURCHASED OPTIONS 0.05%
Call Options Purchased 0.05%
Sxxp 06/21/24 P505
06/24/24, $505, $2,400,289	3,154	$25,923

Total Call Options Purchased
(Cost $47,738)		$25,923

Total Investments (80.95%)		$38,084,309
Securities Sold Short (-26.82%)		$(12,617,407)
Other Assets In Excess of Liabilities (45.87%)		21,577,774
Net Assets (100.00%)		$47,044,676

(a)	Non-income producing security.

(b)

All or a portion of the security is pledged as collateral for total return swap contracts and securities sold short. As of March 31, 2024, the aggregate value of those securities was $10,206,825, representing 21.70% of net assets.

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2024

Country Composition (March 31, 2024) (Unaudited)

Common Stock
France	17.82%
Germany	9.79%
Japan	9.26%
Ireland	8.80%
Great Britain	8.52%
Switzerland	7.73%
Canada	6.50%
Netherlands	6.30%
United States	3.63%
Italy	2.42%
Luxembourg	0.13%
80.90%

Securities Sold Short
Common Stock
Finland	-0.15%
Japan	-0.43%
Great Britain	-0.74%
France	-1.09%
Netherlands	-1.32%
United States	-1.38%
Canada	-1.49%
Sweden	-2.08%
Germany	-2.26%
Switzerland	-2.85%
Exchange Traded Funds
Australia	-0.09%
India	-0.26%
Brazil	-0.31%
Mexico	-0.40%
China	-1.16%
Japan	-1.54%
Canada	-1.62%
United States	-7.70%
-26.87%

Percentages are based upon net assets.

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2024

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Notional Amount	Floating Rate Index	Floating Rate Paid/ (Received) by the Fund	Termination Date	Value	Net Unrealized Appreciation
Morgan Stanley	Adidas AG	$1,535,855	FEDEF-1D	50 bps	04/15/2024	$1,837,216	$301,361
Morgan Stanley	BAE SYSTEMS	519,249	FEDEF-1D	50 bps	04/07/2025	531,884	12,635
Morgan Stanley	Canadian Pacific Railway, Ltd.	758,527	FEDEF-1D	30 bps	11/18/2024	909,107	150,580
Morgan Stanley	DSM-Firmenich AG	399,159	FEDEF-1D	50 bps	11/04/2024	552,654	153,496
Bank Of America Merrill Lynch	Fluidra SA	415,063	FEDEF-1D	20 bps	02/03/2025	470,158	55,095
Goldman Sachs	GS Swap GSCBATPT Basket Index	(739,361)	FEDEF-1D	(33) bps	03/04/2025	(727,369)	11,992
Goldman Sachs	GS Swap GSCBCFRA Basket Index(a)	(751,276)	ESTR-1D	(40) bps	04/24/2025	(749,013)	2,263
Goldman Sachs	GS Swap GSCBSSTP Basket Index	(708,267)	FEDEF-1D	(33) bps	04/09/2025	(700,746)	7,521
Morgan Stanley	Koninklijke DSM NV	963,096	FEDEF-1D	50 bps	06/11/2024	984,612	21,516
Morgan Stanley	London Stock Exchange	1,567,071	FEDEF-1D	50 bps	09/03/2024	1,836,479	269,408
Morgan Stanley	LVMH MOET HENNESSY	389,482	FEDEF-1D	50 bps	02/26/2025	416,883	27,401
Morgan Stanley	MS Swap MSEXINVN Basket Index	(566,142)	FEDEF-1D	(52) bps	04/14/2025	(565,318)	824
Morgan Stanley	Recruit Holdings Co., Ltd	703,546	FEDEF-1D	60 bps	03/19/2025	749,428	45,882
Morgan Stanley	Rentokil Initial PLC	193,313	FEDEF-1D	50 bps	11/26/2024	225,586	32,274
Morgan Stanley	Samsung Electronics Co., Ltd	236,365	FEDEF-1D	30 bps	04/22/2025	240,254	3,889
Morgan Stanley	Schneider Electric	934,795	FEDEF-1D	50 bps	11/26/2024	1,428,270	493,475
Morgan Stanley	Taiwan Semiconductor Manufacturing Co., Ltd.	2,015,340	FEDEF-1D	95 bps	06/26/2024	2,605,544	590,204
Morgan Stanley	THALES SA	474,196	FEDEF-1D	50 bps	03/13/2025	505,766	31,570
Morgan Stanley	Treasury Wine Estates, Ltd.	1,846,181	FEDEF-1D	50 bps	04/16/2024	1,886,723	40,543
		$10,186,192				$12,438,118	$2,251,929

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2024

Counterparty	Reference Entity/ Obligation	Notional Amount	Floating Rate Index	Floating Rate Paid/ (Received) by the Fund	Termination Date	Value	Net Unrealized Depreciation
Morgan Stanley	Amadeus IT Group SA	$629,909	FEDEF-1D	50 bps	12/09/2024	$622,052	$(7,858)
Goldman Sachs	Commonwealth Bank of Australia	(495,787)	FEDEF-1D	(50) bps	04/17/2024	(550,903)	(55,117)
Bank Of America Merrill Lynch	EURO STOXX Banks (Price) Index	(640,819)	FEDEF-1D	(30) bps	04/29/2024	(838,776)	(197,957)
Goldman Sachs	GS Swap GSCBERE1 Basket Index(a)	(419,889)	ESTR-1D	(40) bps	08/14/2024	(488,138)	(68,249)
Goldman Sachs	GS Swap GSCBHGBT Basket Index(a)	(956,246)	ESTR-1D	(40) bps	04/16/2025	(962,642)	(6,396)
Goldman Sachs	GS Swap GSCBSLST Basket Index	(433,990)	FEDEF-1D	(33) bps	03/17/2025	(480,024)	(46,035)
Goldman Sachs	GS Swap GSCBSPER Basket Index	(359,409)	ESTR-1D	(40) bps	04/02/2025	(361,423)	(2,014)
Morgan Stanley	MS Swap MSSEEWT Basket Index	(456,499)	FEDEF-1D	(130) bps	10/11/2024	(542,509)	(86,010)
Morgan Stanley	MS Swap MSTARIFF Basket Index	(480,886)	FEDEF-1D	(40) bps	04/07/2025	(489,966)	(9,080)
Bank Of America Merrill Lynch	REPSOL SA	(345,898)	FEDEF-1D	(20) bps	01/06/2025	(383,530)	(37,632)
		$(3,959,514)				$(4,475,859)	$(516,348)
TOTAL		$6,226,678				$7,962,259	$1,735,581

ESTR-1D - Euro Short-Term Rate (Daily)

FEDEF-1D - Federal Funds Effective Rate (Daily)

(a) See tables below for details of the equity basket holdings underlying the swaps.

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2024

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBERE1 Basket Index as of March 31, 2024.

GS Swap GSCBERE1 Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Buzzi SpA	(5,753)	(EUR 209,417)	46.33%
SSAB AB	(19,779)	(135,476)	29.97%
voestalpine AG	(4,126)	(107,269)	23.73%
Common Stocks Total		(452,162)	100.04%

Total Short Securities (Euros)		(452,162)

3/31 USDEUR Spot Rate of		0.926
Grand Total (US Dollars)		(USD 488,138)

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBCFRA Basket Index as of March 31, 2024.

GS Swap GSCBCFRA Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
ICON PLC	(361)	(EUR 112,442)	16.21%
Lotus Bakeries NV	(11)	(95,253)	13.73%
Moncler SpA	(1,550)	(107,254)	15.46%
Nibe Industrier AB	(9,596)	(43,729)	6.31%
QT Group Oyj	(582)	(44,548)	6.42%
SIG Group AG	(5,103)	(104,861)	15.12%
Straumann Holding AG	(636)	(94,056)	13.56%
Valmet Oyj	(3,744)	(91,313)	13.17%
Common Stocks Total		(693,457)	99.99%

Total Short Securities (Euros)		(693,457)

3/31 USDEUR Spot Rate of		0.926
Grand Total (US Dollars)		(USD 749,013)

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2024

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBHGBT Basket Index as of March 31, 2024.

GS Swap GSCBHGBT Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
AIXTRON SE	(1,163)	(EUR 28,500)	3.20%
Allegro.eu SA	(5,267)	(40,594)	4.55%
Ambu A/S	(2,626)	(39,967)	4.48%
ATS Corp.	(994)	(31,007)	3.48%
Epiroc AB	(2,266)	(39,516)	4.43%
EQT AB	(1,667)	(48,925)	5.49%
GFL Environmental, Inc.	(1,277)	(40,820)	4.58%
Globant SA	(182)	(34,136)	3.83%
IMCD NV	(251)	(41,027)	4.60%
Infineon Technologies AG	(1,110)	(34,970)	3.92%
Just Eat Takeaway.com NV	(2,682)	(36,851)	4.13%
Ocado Group PLC	(4,951)	(26,343)	2.96%
Sea, Ltd.	(1,122)	(55,822)	6.26%
Segro PLC	(3,762)	(39,753)	4.46%
Siemens Energy AG	(3,166)	(53,840)	6.04%
Sinch AB	(14,023)	(32,650)	3.66%
Straumann Holding AG	(273)	(40,415)	4.53%
Vestas Wind Systems A/S	(1,412)	(36,528)	4.10%
Vonovia SE	(1,407)	(38,560)	4.33%
Wartsila OYJ Abp	(2,836)	(39,954)	4.48%
Wise PLC	(3,686)	(40,017)	4.49%
Zalando SE	(2,692)	(71,312)	8.00%
Common Stocks Total		(891,507)	100.02%

Total Short Securities (Euros)		(891,507)

3/31 USDEUR Spot Rate of		0.926
Grand Total (US Dollars)		(USD 962,642)

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2024

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBATPT Basket Index as of March 31, 2024.

GS Swap GSCBATPT Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Aptiv PLC	(3,614)	(USD 287,824)	39.57%
BorgWarner, Inc.	(2,947)	(102,386)	14.08%
Lear Corp.	(741)	(107,382)	14.76%
Sensata Technologies Holding PLC	(3,509)	(128,935)	17.73%
Visteon Corp.	(857)	(100,829)	13.86%
Common Stocks Total		(727,357)	100.00%

Total Short Securities (US Dollars)		(727,357)

Difference due to Cash and Rounding		(12)
Grand Total (US Dollars)		(USD 727,369)

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBSLST Basket Index as of March 31, 2024.

GS Swap GSCBSLST Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Agilent Technologies, Inc.	(1,102)	(USD 160,289)	33.39%
Mettler-Toledo International, Inc.	(122)	(163,049)	33.97%
Waters Corp.	(455)	(156,687)	32.64%
Common Stocks Total		(480,025)	100.00%

Total Short Securities (US Dollars)		(480,025)

Difference due to Cash and Rounding		1
Grand Total (US Dollars)		(USD 480,024)

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2024

The following table represents the equity basket holdings underlying the total return swap with GS Swap GSCBSSTP Basket Index as of March 31, 2024.

GS Swap GSCBSSTP Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Axfood AB	(4,806)	(USD 139,876)	19.96%
Koninklijke Ahold Delhaize NV	(12,124)	(362,977)	51.80%
Metro, Inc.	(3,697)	(198,673)	28.35%
Common Stocks Total		(701,526)	100.11%

Total Short Securities (US Dollars)		(701,526)

Difference due to Cash and Rounding		781
Grand Total (US Dollars)		(USD 700,746)

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSEXINVN Basket Index as of March 31, 2024.

MS Swap MSEXINVN Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Bavarian Nordic A/S	(1,685)	(USD 37,819)	6.69%
Continental AG	(511)	(36,916)	6.53%
Gerresheimer AG	(420)	(47,303)	8.37%
Infineon Technologies AG	(1,148)	(39,073)	6.91%
Logitech International SA	(471)	(42,240)	7.47%
Metso Oyj	(3,729)	(44,341)	7.84%
Nibe Industrier AB	(7,076)	(34,745)	6.15%
NXP Semiconductors NV	(177)	(43,773)	7.74%
Remy Cointreau SA	(382)	(38,569)	6.82%
SIG Group AG	(1,997)	(44,329)	7.84%
Valmet Oyj	(1,517)	(39,958)	7.07%
Vestas Wind Systems A/S	(1,527)	(42,668)	7.55%
Zalando SE	(2,570)	(73,535)	13.01%
Common Stocks Total		(565,269)	99.99%

Total Short Securities (US Dollars)		(565,269)

Difference due to Cash and Rounding		(49)
Grand Total (US Dollars)		(USD 565,318)

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2024

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSSEEWT Basket Index as of March 31, 2024.

MS Swap MSSEEWT Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Accton Technology Corp.	(345)	(USD 4,995)	0.92%
Advantech Co., Ltd.	(480)	(6,055)	1.12%
Airtac International Group	(210)	(7,364)	1.36%
ASE Technology Holding Co., Ltd.	(2,640)	(13,277)	2.45%
Asia Cement Corp.	(1,638)	(2,113)	0.39%
ASMedia Technology, Inc.	(155)	(11,604)	2.14%
Asustek Computer, Inc.	(635)	(8,522)	1.57%
AUO Corp.	(4,635)	(2,596)	0.48%
Catcher Technology Co., Ltd.	(686)	(4,692)	0.86%
Cathay Financial Holding Co., Ltd.	(4,456)	(6,773)	1.25%
Chailease Holding Co., Ltd.	(907)	(4,871)	0.90%
Chang Hwa Commercial Bank, Ltd.	(6,456)	(3,680)	0.68%
Cheng Shin Rubber Industry Co., Ltd.	(2,310)	(3,604)	0.66%
Chicony Electronics Co., Ltd.	(876)	(6,076)	1.12%
China Development Financial Holding Corp.	(16,574)	(7,292)	1.34%
China Steel Corp.	(9,522)	(7,141)	1.32%
Chunghwa Telecom Co., Ltd.	(2,847)	(11,219)	2.07%
Compal Electronics, Inc.	(4,886)	(5,521)	1.02%
CTBC Financial Holding Co., Ltd.	(13,475)	(13,880)	2.56%
Delta Electronics, Inc.	(1,521)	(16,216)	2.99%
E.Sun Financial Holding Co., Ltd.	(8,837)	(7,512)	1.38%
Eclat Textile Co., Ltd.	(250)	(4,320)	0.80%
Evergreen Marine Corp Taiwan Ltd	(1,548)	(8,312)	1.53%
Far Eastern New Century Corp.	(3,659)	(3,805)	0.70%
Far EasTone Telecommunications Co., Ltd.	(1,707)	(4,353)	0.80%
Feng TAY Enterprise Co., Ltd.	(611)	(3,069)	0.57%
First Financial Holding Co., Ltd.	(8,994)	(7,825)	1.44%
Formosa Chemicals & Fibre Corp.	(2,187)	(3,761)	0.69%
Formosa Petrochemical Corp.	(1,195)	(2,592)	0.48%
Formosa Plastics Corp.	(3,038)	(6,531)	1.20%
Foxconn Technology Co., Ltd.	(1,409)	(2,777)	0.51%
Fubon Financial Holding Co., Ltd.	(6,146)	(13,398)	2.47%
Giant Manufacturing Co., Ltd.	(384)	(2,610)	0.48%
Globalwafers Co., Ltd.	(270)	(4,885)	0.90%
Highwealth Construction Corp.	(1,925)	(2,406)	0.44%

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2024

Description	Shares	Value	Percentage of Value
Hiwin Technologies Corp.	(366)	(3,150)	0.58%
Hon Hai Precision Industry Co., Ltd.	(8,880)	(41,648)	7.68%
Hotai Motor Co., Ltd.	(326)	(6,550)	1.21%
Hua Nan Financial Holdings Co., Ltd.	(8,593)	(6,187)	1.14%
Innolux Corp.	(8,330)	(3,915)	0.72%
Inventec Corp.	(2,931)	(5,482)	1.01%
Largan Precision Co., Ltd.	(190)	(14,486)	2.67%
Lite-On Technology Corp.	(2,121)	(6,703)	1.24%
Mega Financial Holding Co., Ltd.	(8,680)	(11,023)	2.03%
Micro-Star International Co., Ltd.	(790)	(4,188)	0.77%
Nan Ya Plastics Corp.	(3,849)	(6,736)	1.24%
Nanya Technology Corp.	(1,518)	(3,217)	0.59%
Nien Made Enterprise Co., Ltd.	(270)	(2,960)	0.55%
Novatek Microelectronics Corp.	(512)	(9,654)	1.78%
Oneness Biotech Co., Ltd.	(410)	(2,249)	0.41%
Pegatron Corp.	(1,261)	(4,022)	0.74%
Phison Electronics Corp.	(270)	(5,965)	1.10%
Pou Chen Corp.	(3,141)	(3,549)	0.65%
Powertech Technology, Inc.	(876)	(5,485)	1.01%
President Chain Store Corp.	(512)	(4,263)	0.79%
Quanta Computer, Inc.	(2,311)	(21,190)	3.91%
Realtek Semiconductor Corp.	(445)	(7,787)	1.44%
Shanghai Commercial & Savings Bank, Ltd.	(3,555)	(5,368)	0.99%
Shin Kong Financial Holding Co., Ltd.	(13,160)	(3,290)	0.61%
SinoPac Financial Holdings Co., Ltd.	(9,453)	(6,428)	1.18%
Synnex Technology International Corp.	(1,912)	(4,723)	0.87%
Taishin Financial Holding Co., Ltd.	(11,573)	(6,481)	1.19%
Taiwan Business Bank	(9,430)	(4,715)	0.87%
Taiwan Cooperative Financial Holding Co., Ltd.	(9,089)	(7,453)	1.37%
Taiwan High Speed Rail Corp.	(2,951)	(2,774)	0.51%
Taiwan Mobile Co., Ltd.	(1,517)	(4,885)	0.90%
Unimicron Technology Corp.	(1,302)	(7,770)	1.43%
Uni-President Enterprises Corp.	(3,660)	(8,857)	1.63%
United Microelectronics Corp.	(9,417)	(15,350)	2.83%
Vanguard International Semiconductor Corp.	(876)	(2,340)	0.43%
Walsin Technology Corp.	(453)	(1,600)	0.29%
Winbond Electronics Corp.	(5,083)	(4,320)	0.80%
Wistron Corp.	(3,451)	(13,492)	2.49%
Wiwynn Corp.	(206)	(14,577)	2.69%
WPG Holdings, Ltd.	(2,121)	(6,364)	1.17%
Yageo Corp.	(238)	(4,400)	0.81%

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2024

Description	Shares	Value	Percentage of Value
Yuanta Financial Holding Co., Ltd.	(8,696)	(8,261)	1.52%
Zhen Ding Technology Holding, Ltd.	(790)	(3,090)	0.57%
Common Stocks Total		(542,596)	100.02%

Total Short Securities (US Dollars)		(542,596)

Difference due to Cash and Rounding		87
Grand Total (US Dollars)		(USD 542,509)

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSTARIFF Basket Index as of March 31, 2024.

MS Swap MSTARIFF Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
AIXTRON SE	(857)	(USD 22,677)	4.63%
Alfa Laval AB	(666)	(26,216)	5.35%
Bayerische Motoren Werke AG	(218)	(25,197)	5.14%
Davide Campari-Milano NV	(2,495)	(25,098)	5.12%
Diageo PLC	(699)	(25,941)	5.29%
EDP Renovaveis SA	(1,707)	(23,125)	4.72%
H & M Hennes & Mauritz AB	(3,504)	(57,217)	11.68%
Infineon Technologies AG	(694)	(23,637)	4.82%
Intertek Group PLC	(405)	(25,528)	5.21%
JD Sports Fashion PLC	(17,183)	(29,211)	5.96%
Orsted AS	(466)	(25,936)	5.29%
Remy Cointreau SA	(245)	(24,706)	5.04%
RWE AG	(740)	(25,149)	5.13%
SGS SA	(259)	(25,172)	5.14%
Siemens Healthineers AG	(414)	(25,345)	5.17%
Signify NV	(1,737)	(53,629)	10.95%
Volkswagen AG	(172)	(26,329)	5.37%
Common Stocks Total		(490,114)	100.03%

Total Short Securities (US Dollars)		(490,114)

Difference due to Cash and Rounding		149
Grand Total (US Dollars)		(USD 489,966)

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2024

Securities Sold Short

Common Stocks (13.73%)	Shares	Fair Value
Canada (1.49%)
ATS Corp.	(6,198)	$(208,760)
Loblaw Cos., Ltd.	(4,432)	(491,589)
		(700,349)
Finland (0.15%)
Valmet Oyj	(2,715)	(71,516)

France (1.08%)
Legrand SA	(4,837)	(513,097)

Germany (2.26%)
Brenntag SE	(3,399)	(286,625)
Deutsche Lufthansa AG	(25,772)	(202,658)
Knorr-Bremse AG	(338)	(25,589)
Mercedes-Benz Group AG	(2,303)	(183,583)
Puma SE	(8,040)	(364,868)
		(1,063,323)
Great Britain (0.74%)
International Consolidated Airlines Group SA	(117,263)	(261,824)
Jd Sports Fashion	(51,040)	(86,721)
		(348,545)
Japan (0.43%)
Komatsu, Ltd.	(6,890)	(203,179)

Netherlands (1.32%)
Koninklijke Philips NV	(25,273)	(507,848)
Randstad NV	(2,111)	(111,532)
		(619,380)
Sweden (2.06%)
Assa Abloy AB, Class B	(16,409)	(471,280)
H & M Hennes & Mauritz AB, Class B	(14,981)	(244,597)
Sandvik AB	(11,420)	(253,870)
		(969,747)
Switzerland (2.84%)
ABB, Ltd.	(10,813)	(502,894)
Geberit AG	(1,137)	(672,833)
Kuehne + Nagel International AG	(584)	(162,745)
		(1,338,472)

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2024

Common Stocks (continued)	Shares	Fair Value
United States (1.37%)
Apple, Inc.	(949)	$(162,735)
Tesla, Inc.	(2,666)	(468,656)
		(631,391)
Total Common Stocks
(Proceeds $6,005,056)		$(6,458,999)

Exchange Traded Funds (13.08%)
iShares® China Large-Cap ETF	(22,768)	(548,026)
iShares® Core MSCI Total International Stock ETF	(17,850)	(1,211,301)
iShares® MSCI ACWI ex U.S. ETF	(22,702)	(1,212,060)
iShares® MSCI Australia ETF	(1,685)	(41,552)
iShares® MSCI Brazil ETF	(4,562)	(147,900)
iShares® MSCI Canada ETF	(19,875)	(760,815)
iShares® MSCI India ETF	(2,334)	(120,411)
iShares® MSCI Japan ETF	(10,153)	(724,417)
iShares® MSCI Mexico ETF	(2,686)	(186,167)
Vanguard® Total International Stock ETF	(19,996)	(1,205,759)

Total Exchange Traded Funds
(Proceeds $5,621,309)		$(6,158,408)

Total Securities Sold Short (26.82%)
(Proceeds $11,626,365)		$(12,617,407)

See accompanying Notes to the Financial Statements.

CPG Cooper Square International Equity, LLC

Statement of Assets and Liabilities (Unaudited)
March 31, 2024

Assets
Investments, at fair value (Cost $31,281,823)	$38,084,308
Cash	19,671,904
Cash denominated in foreign currencies (Cost $4,306)	4,717
Foreign tax reclaims	148,542
Interest receivable	55,190
Dividends receivable	42,982
Unrealized appreciation on total return swap contracts (net of premiums paid $0)	1,738,715
Receivable for investments sold	472,555
Unrealized appreciation on forward foreign currency contracts	124
Due from Adviser	45,816
Prepaid Directors’ and Officer fees	51,000
Prepaid expenses and other assets	22,548
Total Assets	60,338,401

Liabilities
Securities sold short, at value (Proceeds $11,626,364)	12,617,406
Professional fees payable	239,905
Payable for total return swap contracts payments	203,863
Transfer agency fees payable	104,686
Accounting and administration fees payable	25,188
Distribution and servicing fees payable	20,312
Payable for short sale dividends	9,936
Directors’ and Officer fees payable	6,244
Unrealized depreciation on forward foreign currency contracts	63
Payable for investments purchased	22
Accounts payable and other accrued expenses	66,100
Total Liabilities	13,293,725
Net Assets	$47,044,676

Composition of Net Assets
Paid-in capital	$73,896,572
Total distributable loss	(26,851,896)
Net Assets	$47,044,676

Net Assets Attributable to:
Class A Units	$25,432,059
Class I Units	21,612,617
$47,044,676
Units of Beneficial Interest Outstanding (Unlimited Number of Units Authorized):
Class A Units	$2,280,248
Class I Units	1,417,089
$3,697,337
Net Asset Value per Unit:
Class A Units	$11.15
Class I Units	15.25

See accompanying Notes to the Financial Statements.

CPG Cooper Square International Equity, LLC

Statement of Operations (Unaudited)
For the Six Months Ending March 31, 2024

Investment Income
Interest income	$409,709
Dividend income (net, Foreign withholding tax $(7,513))	148,734
Investment Income	558,443

Expenses
Management fee	291,006
Transfer agent fees	52,177
Accounting and administration fees	98,360
Professional fees	215,137
Distribution fees
Class A	94,870
Dividend expense on short sales	186,947
Directors’ and Officer fees	45,990
Custody fees	53,084
Insurance expense	780
Other fees	47,389
Total Expenses	1,085,740
Less fees waived/reimbursed by Adviser
Class A Shares	(203,859)
Class I Shares	(170,872)
Net expenses	711,009

NET INVESTMENT LOSS	(152,566)

Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) from:
Investments	(2,841,446)
Securities sold short	(702,296)
Written options	183,759
Total return swap contracts	445,664
Forward foreign currency contracts	351
Foreign currency transactions	(27,474)
Net change in unrealized appreciation/(depreciation) on:
Investments	8,442,618
Securities sold short	(1,245,044)
Written options	(49,886)
Total return swap contracts	1,085,076
Foreign currency	(7,102)
Forward foreign currency contracts	62
Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)	5,284,282
Net Increase in Net Assets Resulting from Operations	$5,131,716

See accompanying Notes to the Financial Statements.

CPG Cooper Square International Equity, LLC

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Changes in Net Assets Resulting from Operations
Net investment loss	$(152,566)	$(339,507)
Net realized loss	(2,941,442)	(16,579,008)
Net change in unrealized appreciation	8,225,724	16,504,586
Net Change in Assets Resulting from Operations	5,131,716	(413,929)

Change in Net Assets Resulting from Capital Transactions
Class A Units
Capital contributions	—	606,172
Capital withdrawals	(2,337,673)	(12,244,350)
Total Class A Units Transactions	(2,337,673)	(11,638,178)
Class I Units
Capital contributions	60,000	1,045,262
Capital withdrawals	(1,646,169)	(3,958,314)
Total Class I Units Transactions	(1,586,169)	(2,913,052)
Net Change in Net Assets Resulting from Capital Transactions	(3,923,842)	(14,551,230)

Total Net increase/(decrease) in Net Assets	1,207,874	(14,965,159)

Net Assets
Beginning of period	45,836,802	60,801,961
End of period	$47,044,676	$45,836,802

Unit Activity
Class A Units
Capital contributions	—	47,573
Capital withdrawals	(219,006)	(1,132,697)
Net Change in Class A Units Outstanding	(219,006)	(1,085,124)
Class I Units
Capital contributions	4,118	64,801
Capital withdrawals	(112,992)	(255,796)
Net Change in Class I Units Outstanding	(108,874)	(190,995)

Total Change in Units Outstanding	(327,880)	(1,276,119)

See accompanying Notes to the Financial Statements.

CPG Cooper Square International Equity, LLC

Financial Highlights
Class A

	For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Period November 2, 2020 (Commencement of operations) to September 30, 2021
PER UNIT OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD	$10.01		$10.29	$15.90	$15.00

Activity from investment operations:(1)
Net investment loss(2)	(0.05)		(0.10)	(0.40)	(0.32)
Net realized and unrealized gain/(loss)	1.19		(0.18)	(5.01)	1.22
Total from investment operations	1.14		(0.28)	(5.41)	0.90

Distributions to investors
From net realized gains	—		—	(0.20)	—
Total distributions to investors	—		—	(0.20)	—

NET ASSET VALUE, END OF PERIOD	$11.15		$10.01	$10.29	$15.90

Net assets, end of period (in thousands)	$25,432		$25,023	$36,901	$55,083

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements	5.04	%(3)	4.57%	4.27%	5.11	%(3)
Operating expenses including fee waivers/reimbursements	3.42	%(3)	3.49%	3.84%	3.77	%(3)
Net investment loss including fee waivers/reimbursements	(1.00	)%(3)	(0.87)%	(2.99)%	(2.20	)%(3)
Total Return(4)	11.40	%(5)	(2.72)%	(34.37)%	6.00	%(5)
Total return excluding incentive fees(6)	11.40	%(5)	(2.72)%	(34.37)%	6.00	%(5)
RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements	4.23	%(3)	3.67%	3.04%	3.95	%(3)
Operating expenses including fee waivers/reimbursements	2.61	%(3)	2.59%	2.61%	2.61	%(3)
Net investment income/(loss) including fee waivers/reimbursements	(0.19	)%(3)	0.03%	(1.76)%	(1.04	)%(3)
Portfolio turnover rate	58	%(7)	97%	78%	78	%(7)

(1)	Selected data is for a single unit outstanding throughout the period.

(2)	Based on average units outstanding during the period.

(3)	Net investment loss and operating expenses ratios are annualized for periods less than one full year, except for organizational costs which are one-time expenses.

(4)

Total return reflects the changes in net asset value and adjusted for cash flows related to capital contributions and withdrawals during the period. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(5)	Not annualized.

(6)	Class A did not incur any incentive fees during the period.

(7)	Portfolio turnover rate for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See accompanying Notes to Financial Statements.

CPG Cooper Square International Equity, LLC

Financial Highlights
Class I

	For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023		For the Year Ended September 30, 2022		For the Period November 2, 2020 (Commencement of operations) to September 30, 2021
PER UNIT OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD	$13.64		$13.92		$21.36		$20.00

Activity from investment operations:(1)
Net investment loss(2)	(0.02)		(0.01)		(0.40)		(0.49)
Net realized and unrealized gain/(loss)	1.63		(0.27)		(6.78)		1.85
Total from investment operations	1.61		(0.28)		(7.18)		1.36

Distributions to investors
From net realized gains	—		—		(0.26)		—
Total distributions to investors	—		—		(0.26)		—

NET ASSET VALUE, END OF PERIOD	$15.25		$13.64		$13.92		$21.36

Net assets, end of period (in thousands)	$21,613		$20,814		$23,901		$33,333

RATIOS TO AVERAGE NET ASSETS (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements	4.29	%(3)	3.86%		3.53%		5.42	%(3)
Operating expenses including fee waivers/reimbursements	2.67	%(3)	2.76%		3.10%		3.85	%(3)
Net investment loss including fee waivers/reimbursements	(0.25	)%(3)	(0.08)%		(2.25)%		(2.39	)%(3)
Total Return(4)	11.82	%(5)	(2.01)%		(33.97)%		6.80	%(5)
Total return excluding incentive fees	11.82	%(5)(6)	(2.01	)%(6)	(33.97	)%(6)	7.55	%(5)
RATIOS TO AVERAGE NET ASSETS (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements	3.48	%(3)	2.95%		2.29%		4.36	%(3)
Operating expenses including fee waivers/reimbursements	1.86	%(3)	1.85%		1.86%		2.79	%(3)
Net investment income/(loss) including fee waivers/reimbursements	0.56	%(3)	0.83%		(1.01)%		(1.33	)%(3)
Portfolio turnover rate	58	%(7)	97%		78%		78	%(7)

(1)	Selected data is for a single unit outstanding throughout the period.

(2)	Based on average units outstanding during the period.

(3)	Net investment loss and operating expenses ratios are annualized for periods less than one full year, except for organizational costs which are one-time expenses.

(4)

Total return reflects the changes in net asset value and adjusted for cash flows related to capital contributions and withdrawals during the period. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(5)	Not annualized.

(6)	Class I did not incur any incentive fees during the period.

(7)	Portfolio turnover rate for periods less than one year is not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

See accompanying Notes to Financial Statements.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited)
March 31, 2024

1. ORGANIZATION

CPG Cooper Square International Equity, LLC (the “Fund”) was organized as a Delaware limited liability company on July 14, 2020. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund commenced operations on November 2, 2020. The Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware Limited Liability Company registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund’s investment sub-adviser (the “Sub-Adviser”) is Select Equity Group, L.P., a Delaware limited partnership registered under the Advisers Act. The Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio. The Fund’s investment objective is to seek to achieve maximum total return. The Fund seeks to achieve its investment objective by investing primarily in equity securities of non-U.S.-domiciled issuers, including those domiciled in emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. For purposes of the Fund’s investment program, “equity securities” means common and preferred stocks (including investments in initial public offerings), convertible securities, warrants and rights. The Fund may invest in equity securities without restriction to market capitalization. Under extraordinary circumstances, the Fund may acquire substantial stakes in public companies; however, the Fund generally does not invest more than 10% of its net asset value (measured at the time of purchase) in the voting securities of any one investment. The Fund may seek to obtain exposure to particular issuers or securities through derivative transactions, including, without limitation, swaps (including total return swaps), contracts for differences, options and other types of derivative arrangements for investment or hedging purposes.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board has the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement, as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Fund shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board.

The Fund offers two classes of limited liability company interests (“Units”), Class A Units and Class I Units, which are registered under the Securities Act of 1933, as amended, and offered to qualified clients as defined in Rule 205-3 under the Advisers Act. Each class of Units has certain differing characteristics, particularly in terms of the distribution fees that may be charged to investors. While neither the Fund nor Delaware Distributors, LP, the distributor for the Fund (the “Distributor”), imposes a sales load on purchases of Class A or Class I Units, financial intermediaries may directly charge Class A investors certain transaction or other fees in such amounts as they may determine. Under the terms of the Fund’s distribution agreement, the Distributor is authorized to pay third parties, including brokers, dealers and certain financial advisors (which may include wealth advisors) and others (collectively, “Selling Agents”) for the provision of distribution services as contemplated by Rule 12b-1 under the 1940 Act and for non-12b-1 services to investors holding Class A Units. The Fund pays the Distributor a monthly fee out of the net assets of Class A Units at the annual rate of 0.75% of the net asset value of Class A Units determined and accrued as of the end of each month (before any repurchases of Class A Units, but after the Management Fee (defined below) is calculated and accrued) (the “Distribution and Servicing Fee”). The Distributor pays the Distribution and Servicing Fee to Selling Agents, who may use such fee to compensate the financial advisors involved in the sale of Units. Amounts retained by the Distributor, if any, are used by the Distributor to pay for Fund-related distribution and servicing expenses. Payment of the Distribution and Servicing Fee is governed by the Fund’s Rule 12b-1 Plan, which, pursuant to the conditions of an exemptive order issued by the Securities and Exchange Commission (the “SEC”), has been adopted by the Fund with respect to Class A Units in compliance with Rule 12b-1 under the 1940 Act. The Distribution and Servicing Fee is charged on an aggregate class-wide basis, and Class A investors are subject

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

1. ORGANIZATION (continued)

to the Distribution and Servicing Fee as long as they hold their Class A Units. Each compensated Selling Agent is paid by the Distributor based on the net asset value of outstanding Class A Units held by investors that receive services from such Selling Agent. Class I Units are not subject to the Distribution and Servicing Fee.

The Fund is offering up to $250 million of Units on a continuous basis through the Distributor. The net asset values of each class of Units will vary over time as a result of the differing fees and expenses applicable to each class of Units and different initial offering prices and inception dates. Units may be purchased as of the first business day of each month based upon their then current net asset value per Unit. Purchase proceeds do not become the Fund’s assets until each closing date on which Units are delivered. Investors’ funds are held in escrow prior to the acceptance of orders and investment of the funds.

The Fund’s term is perpetual unless it is otherwise dissolved under the terms of its formation documents.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: It is the Fund’s policy to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its investors substantially all of its net investment income and net realized gain on investments, if any, earned each year. In addition, the Fund intends to distribute sufficient income and gains each year so as to not be subject to U.S. Federal excise tax on certain undistributed amounts. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

The Fund has adopted a tax-year end of September 30. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable.

The character of distributions made during the period from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain or loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The cost of investments and the gross unrealized appreciation and depreciation on investments and derivatives as of March 31, 2024 are noted below.

Federal tax cost of investments and derivatives(a)	$45,000,579
Gross unrealized appreciation	5,632,776
Gross unrealized depreciation	(8,291,117)
Net unrealized depreciation	$(2,658,341)

Expenses: Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s NAV; fees for data and software providers; research expenses; costs of

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Cash: Cash consists of monies held at the Bank of New York Mellon (the “Custodian”), cash on deposit, and cash held at prime brokers. Such cash may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded on an accrual basis. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the specific identification method for both financial reporting and tax purposes.

Foreign Currency: Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. The Fund values its investments at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

Short sales: The Fund may sell a security that it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to a broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon the termination of a short sale. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Class allocations: Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated monthly to each class of shares based on its respective percentage of adjusted net assets at the beginning of the month.

3. PORTFOLIO VALUATION

The NAV of the Fund is calculated as of the close of business on the last business day of each calendar month, each date that Units are offered or repurchased and at such other times as the Board shall determine (each, a “Valuation Date”). In determining its NAV, the Fund values its investments as of the relevant Valuation Date. The NAV of the Fund equals, unless

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

3. PORTFOLIO VALUATION (continued)

otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Valuation Date. The NAVs of the Class A Units and Class I Units are calculated separately based on the fees and expenses applicable to each class.

The 1940 Act provides that securities for which market quotations are “readily available” must be valued at market value, and all other securities and other assets must be valued at “fair value” as determined in good faith by the Board. In accordance with Rule 2a-5 promulgated under the 1940 Act, the Board has appointed the Adviser as the Fund’s valuation designee (the “Valuation Designee”), and has assigned to the Adviser general responsibility for determining the value of the Fund’s investments. In that role, the Adviser has established a committee (the “Valuation Committee”) that oversees the valuation of the Fund’s investments pursuant to procedures adopted by the Adviser (the “Valuation Procedures”).

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Equity securities, including both long and short positions, are generally valued at the last composite close price on the Valuation Date. If an equity trades on multiple exchanges, the security will be valued at the closing price from the U.S. exchange that the security last traded on before or at the close of the Valuation Date. Publicly-traded foreign equity securities are valued at the last trade price on the securities exchange or national securities market on which such securities primarily are traded (the “primary market”) during regular trading hours on the Valuation Date. Foreign markets are monitored for significant events that occur after the markets are closed, and if there is a significant event, adjustments are made to fair value. Such securities generally are categorized as Level 1 securities, unless adjustments are made to the fair value for significant events, whereby such securities would be categorized as Level 2. If there are no such trades in the security on the Valuation Date, the security will be valued at the last bid (for long positions) or last ask (for short positions). Debt securities will generally be valued, to the extent possible by an independent pricing service who provides evaluated prices using a variety of inputs, models and assumptions. These securities will be categorized as Level 2 securities. If there is no trade or bid/ask on the previous day, the security will be fair valued. Fair valued securities will generally be categorized as Level 2 or Level 3, depending upon whether the significant inputs to the fair valuation are observable (Level 2) or unobservable (Level 3). Equity-linked instruments, such as total return swaps, are valued based on the value of the underlying reference asset(s) and the terms of the instrument (e.g., an interest rate) to approximate what the Fund would receive on a current termination of the instrument. Such reference asset(s) are valued in accordance with the applicable provisions of the Valuation Procedures. Such securities will generally be categorized as Level 2 securities.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

3. PORTFOLIO VALUATION (continued)

The following table represents the inputs used to value the investments at fair value on the Statement of Assets and Liabilities within the valuation hierarchy as of March 31,2024:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$38,058,386	$—	$—	$38,058,386
Purchased Options	—	25,923	—	25,923
TOTAL	$38,058,386	$25,923	$—	$38,084,309

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts(a)	$—	$2,251,929	$—	$2,251,929
Liabilities
Securities Sold Short
Common Stocks	(6,458,999)	—	—	(6,458,999)
Exchange Traded Funds	(6,158,408)	—	—	(6,158,408)
Total Return Swap Contracts(a)	—	(516,348)	—	(516,348)
TOTAL	$(12,617,407)	$1,735,581	$—	$(10,881,826)

(a)	Swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3 during the period.

4. DERIVATIVE INSTRUMENTS

The Fund is permitted to enter into various types of derivative contracts. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or type of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objective more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

The Fund’s use of derivatives can result in losses due to unanticipated changes in the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposure to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

These associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

4. DERIVATIVE INSTRUMENTS (continued)

Total Return Swap Contracts: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

For the six months ended March 31,2024, the Fund had ending monthly average notional amounts of ($20,761,410) on total return swaps short the reference asset, and $21,657,243 on total return swaps long the reference asset. Open total return swap contracts at March 31, 2024 are listed in the Schedule of Investments.

Options Contracts — The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

The valuation of derivative instruments by risk exposure as reported within the Statement of Assets and Liabilities at March 31, 2024 was as follows:

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
	Assets:		Liabilities:
Forward Foreign Currency Contracts		$—	Forward Foreign Currency Contracts	$63
Market Risk (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	$2,251,929	Unrealized depreciation on total return swap contracts	$516,348
Total		$2,251,929		$516,411

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

4. DERIVATIVE INSTRUMENTS (continued)

For the six months ended March 31, 2024, the effects of derivative instruments on the Statement of Operations were as follows:

Risk Exposure	Statement of Operations Location	Realized Gain/ (Loss) on Derivatives	Statement of Operations Location	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Foreign Exchange Rate Risk (Forward Foreign Currency Contracts)	Net realized gain/(loss) from forward foreign currency contracts	$(27,474)	Net change in unrealized appreciation/ (depreciation) on forward foreign currency contracts	62
Market (Written Options)	Net realized gain/(loss) from written options	183,759	Net change in unrealized appreciation/ (depreciation) on written options	$(49,886)
Market (Total Return Swap Contracts)	Net realized gain/(loss) from total return swaps	445,664	Net change in unrealized appreciation/ (depreciation) on total return swaps	1,085,076
Total		$601,949		$1,035,252

Offsetting Arrangements: Certain derivative contracts are executed under standardized master netting arrangements. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

4. DERIVATIVE INSTRUMENTS (continued)

The following table presents derivative financial instruments that are subject to enforceable master netting arrangements, collateral arrangements or other similar agreements as of March 31, 2024:

Offsetting of Derivative Assets & Liabilities
					Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral (Received)/ Pledged*	Net Amount
Total Return Swap Contracts	Morgan Stanley	$2,175,058	$(102,948)	$2,072,110	$(2,072,110)	$—	$—
	Goldman Sachs	21,776	(177,811)	(156,035)	—	156,035	—
	Bank of America Merrill Lynch	55,095	(235,589)	(180,494)	—	180,494	—
TOTAL		$2,251,929	$(516,348)	$1,735,581	$(2,072,110)	$(336,529)	$—

*	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged, which is disclosed in the Statements of Investments.

5. RELATED PARTY TRANSACTIONS

As of March 31, 2024, the Fund had no investments that were related parties.

The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement (the “Agreement”). Pursuant to the Agreement, the Fund pays the Adviser a fee (the “Management Fee”) computed and payable monthly in arrears, at the annual rate of 1.25% of the Fund’s net asset value. The Sub-Adviser provides sub-advisory services to the Fund pursuant to a Sub-Advisory agreement among the Sub-Adviser and Adviser and the Fund. In consideration of the sub-advisory services provided to the Fund by the Sub-Adviser, the Adviser pays the Sub-Adviser, out of the Management Fee, a fee computed and payable monthly in arrears, at the annual rate of 0.75% of the Fund’s net asset value (the “Sub-Advisory Fee”). The obligation for any payments made to the Sub-Adviser is solely the Adviser’s and not the Fund’s. For purposes of determining the Management Fee payable to the Adviser, “net asset value” means the total value of all assets of the Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Fund as of such date, and calculated before giving effect to any repurchase of Units on such date and before any reduction for any fees (including the Distribution and Servicing Fee and the Incentive Fee (defined below)) and expenses of the Fund. The Management Fee is prorated for any period of less than a month based on the number of days in such period. During the six months ended March 31, 2024, the Adviser earned $291,006 of Management Fee which is included in the Statement of Operations.

Additionally, pursuant to the Sub-Advisory Agreement, the Fund will pay the Sub-Adviser an incentive fee, calculated as 20% of the amount by which the Fund’s net profits attributable to each class of Units for all performance periods ending within or coterminous with the close of such fiscal year exceed the balance of the loss carryforward account maintained in respect of such class, without duplication for any incentive fee paid by the Fund in respect of such class during such fiscal year. The Fund also pays the Sub-Adviser the Incentive Fee in the event that a performance period ends in connection with the repurchase of Units by the Fund or a dividend or other distribution payable by the Fund, in each case on the date as of which the Fund’s NAV attributable to any class is calculated for such purpose; provided that only that portion of the Incentive Fee that is attributable to (i) the Units being repurchased (not taking into account any proceeds from any contemporaneous issuance of Units, by reinvestment of dividends and other distributions or otherwise), or (ii) the dividend or other distribution being paid by the Fund and not being reinvested in Units of the Fund, is paid to the Sub-Adviser for such performance period. The Incentive Fee, if any, is calculated and accrued on each date that the Fund calculates its NAV.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

5. RELATED PARTY TRANSACTIONS (continued)

“Performance period” means each 12-month period ending as of the Fund’s fiscal year-end (or, for the first fiscal year of the Fund, the period from the commencement of the Fund’s operations through the end of the Fund’s first fiscal year; or such other period ending as of the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed); provided that the period of time from the prior performance period-end (or commencement of the Fund, as the case may be) through the valuation date of (i) a repurchase offer and (ii) a dividend or other distribution also constitutes a performance period. The Incentive Fee is payable for a performance period only if and to the extent that the Fund’s loss carryforward account has a balance of zero. The loss carryforward account is a memorandum account with respect to each class that had an initial balance of zero upon commencement of the class’s operations and, thereafter, is credited as of the end of each performance period with the amount of any net loss of the Fund attributable to such class for that performance period, and is debited with the amount of any net profits of the Fund attributable to such class for that performance period, as applicable. This is known as a “high water mark.” During the six months ended March 31, 2024, the Sub-Adviser earned no Incentive Fees for Class A or Class I.

The Adviser and Sub-Adviser (together the “Advisers”) have entered into an “Expense Limitation and Reimbursement Agreement” with the Fund for a one-year term beginning on the initial Closing Date and ending on the one year anniversary thereof to limit the amount of “Specified Expenses” borne by the Fund to an amount not to exceed 0.60% per annum of the Fund’s net assets (i.e., the Expense Cap). The Expense Limitation and Reimbursement Agreement was extended through February 1, 2024. Specified Expenses means all expenses incurred by the Fund, except for: (i) the Management Fee; (ii) the Incentive Fee; (iii) any distribution or servicing fee paid with respect to certain classes of Units, including the Distribution and Servicing Fee; (iv) brokerage costs; (v) certain transaction-related expenses, including those incurred in connection with effecting short sales; (vi) interest payments; (vii) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund; (viii) taxes; and (ix) extraordinary expenses (as determined in the sole discretion of the Adviser). To the extent that Specified Expenses for a month exceed the Expense Cap, the Advisers will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Advisers bear Specified Expenses, they are permitted to receive reimbursement for any expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the date on which such expenses were paid or borne by the Advisers, even if such reimbursement occurs after the term of the Expense Limitation and Reimbursement Agreement, provided that the Specified Expenses have fallen to a level below, and the reimbursement amount does not raise the level of Specified Expenses in the month the reimbursement is being made to a level that exceeds, the Expense Cap in place at the time such amounts were borne by the Advisers and the expense limitation in place at the time of the reimbursement, if any. During the six months ended March 31, 2024, the Adviser reimbursed $374,731 to the Fund, of which $140,735 was payable as of period end.

The Adviser may recapture all or a portion of this amount prior to September, of the fiscal years stated below:

2024	899,149
2025	360,172
2026	679,149
2027	711,009
Total	$1,938,470

Each Independent Director, receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Independent Directors for the six months ended March 31, 2024 was $45,990, which is included in Directors’ and Officer Fees in the Statement of Operations.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2024

5. RELATED PARTY TRANSACTIONS (continued)

Certain officers and the interested director of the Fund are also Officers of the Adviser and were registered representatives of Delaware Distributors, L.P. through March 31, 2024. The Distributor is, as of such date, an affiliate of the Adviser, both of which are indirect subsidiaries of Macquarie Management Holdings, Inc. (“Macquarie”), which is an indirect wholly-owned subsidiary of Macquarie Group.

6. ADMINISTRATION AND CUSTODIAN FEES

SS&C Technologies and its affiliates DST Asset Manager Solutions, Inc. and ALPS Fund Services, Inc. serve as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. For their services, the Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the six months ended March 31, 2024, the total administration fees were $98,360 which is included in accounting and administration fees in the Statement of Operations.

The Bank of New York Mellon serves as the custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians. For the six months ended March 31, 2024, the total custodian fees were $53,084 which is included in Custody fees in the Statement of Operations.

7. INVESTMENTS

For the year ended March 31, 2024, purchases and sales of investments, other than short sales, and short-term obligations, amounted to $22,501,143 and $31,840,797, respectively.

8. REPURCHASE OF UNITS

No investor or other person holding Units acquired from an investor has the right to require the Fund to redeem any Units. To provide a limited degree of liquidity to investors, the Fund may, from time to time, offer to repurchase Units pursuant to written tenders by investors. Repurchases will be made at such times, in such amount and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that it will recommend to the Board that the Fund offer to repurchase Units from investors on a quarterly basis, with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to up to 25% of the net assets of the Fund. In certain circumstances, however, the Board may determine not to conduct a repurchase offer, or to conduct a repurchase offer of more or less than 25% of the Fund’s net assets. Each repurchase offer will generally commence approximately 30 days prior to the applicable repurchase date.

9. INDEMNIFICATION

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

10. SUBSEQUENT EVENTS

Subsequent to March 31, 2024, the Adviser paid the Fund for the total amount of Due from Adviser in the Statement of Assets and Liabilities.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in the Fund’s financial statements.

CPG Cooper Square International Equity, LLC

Other Information (Unaudited)
March 31, 2024

Investment Advisor

In the Fund’s semi-annual report for the period ended March 31, 2023, the Fund disclosed that it intended to transfer the Adviser’s investment advisory business to CPG Fund Advisers (“CFA”). Management has determined not to proceed with the transfer at this time.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the period from the Fund’s commencement through June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the SEC’s website at http://www.sec.gov.

The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) no more than 60 days after the Fund’s first and third fiscal quarters of each fiscal year on Form N-PORT. For the Fund, this would be for the fiscal quarters ending December 31 and June 30. The Fund’s Form N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov.

Approval of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting on December 14, 2023, the Directors, including the Directors who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), evaluated the Investment Advisory Agreement of the Fund (the “Advisory Agreement”) and the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”). The Independent Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Agreements. The Directors reviewed materials furnished by the Adviser, the Sub-Adviser and Macquarie, and discussed with the Adviser, the Sub-Adviser and Macquarie information regarding the Adviser, the Sub-Adviser, Macquarie, their affiliates, and their personnel, operations and financial condition. Tables prepared by the Adviser indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser, the Sub-Adviser and Macquarie the Fund’s operations and the Adviser’s and the Sub-Adviser’s ability to provide advisory and other services to the Fund. In particular, the Board considered the following:

(i)

The nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser: In evaluating the nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser, the Directors considered information provided by the Adviser, the Sub-Adviser and Macquarie regarding their advisory services, investment philosophy and process, investment management capabilities, business and operating structure, scale of operations, leadership and reputation, distribution capabilities, and financial condition. The Directors also considered the resources that Macquarie has devoted to its risk management program and cybersecurity program and reviewed information provided by Macquarie related to its business, legal, and regulatory affairs. The Directors reviewed the services that the Adviser and the Sub-Adviser, respectively, would provide to the Fund, including, in the case of the Sub-Adviser, generally managing the Fund’s investments in accordance with the stated policies of the Fund and, in the case of the Adviser, oversight of the Sub-Adviser. The Directors also discussed the amount of time each of the Adviser and the Sub-Adviser would dedicate to the Fund and the type of transactions that would be done on behalf of the Fund. The Directors also considered the Sub-Adviser’s investment philosophy and investment process with respect to, and the investment outlook for, the Fund. In addition, the Board considered the education, background and experience of the advisory and other personnel proposing to provide services to the Fund from the Adviser and the Sub-Adviser. The Directors discussed the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of fund accounting, marketing services, assistance

CPG Cooper Square International Equity, LLC

Other Information (Unaudited) (Continued)
March 31, 2024

in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund. The Directors considered the capabilities, resources and experience of the investment advisory and other personnel of the Adviser and the Sub-Adviser providing services to the Fund. The Directors acknowledged the Adviser’s and the Sub-Adviser’s employment of highly skilled investment professionals, research analysts, and administrative and compliance staff members to ensure that a high level of quality in investment, compliance and administrative services would be provided to the Fund. The Directors also recognized the benefits that the Fund derives from the resources available to the Adviser and the Sub-Adviser. Accordingly, the Directors believed that the quality of services offered by the Adviser and the Sub-Adviser to the Fund were appropriate in nature, quality and extent in light of the Fund’s operations and investor needs (and that the personnel providing such services had sufficient expertise to manage the Fund), and supported the approval of the Agreements.

(ii)

Investment performance of the Fund: With respect to the performance of the Fund, the Directors considered their review of peer group and benchmark investment performance comparison data relating to the Fund’s performance record presented at the meeting, other Board meetings since its last approval of the Advisory Agreements and/or in response to an Information Request from the Board (the “Information Request”). The Board reviewed the performance of the Fund and compared that performance to the performance of the Fund’s comparative indices, and to the performance of other investment companies presented by the Adviser with similar strategies (the “Comparable Funds”), noting that the Fund underperformed the Comparable Funds and underperformed its benchmarks for the nine-month period ended September 30, 2023, that the Fund underperformed its benchmarks but outperformed the Comparable Funds for the full calendar year in 2022, and that the Fund has underperformed its benchmarks but outperformed the Comparable Funds since its November 2020 inception.

Based on information presented to the Board at the meeting, other Board meetings since its last approval of the Advisory Agreements, in response to the Information Request and in discussions with the Adviser, the Sub-Adviser and Macquarie, the Board concluded that the Adviser and the Sub-Adviser are capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objectives, strategies and restrictions.

(iii)

Fees to be paid to the Adviser and the Sub-Adviser and expenses of the Fund: The Directors next considered the advisory fee being charged by the Adviser for its services to the Fund, as compared to those charged to the Comparable Funds. In addition, the Board considered the expense limitation agreement. The Directors determined that the fees paid under the Fund’s Advisory Agreement and the Sub-Advisory Agreement, respectively, do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the fees were appropriate under the circumstances and in light of the totality of the services provided.

(iv)

The extent to which economies of scale may be realized as the Fund grows larger and whether fee levels reflect such economies of scale for the benefit of the Fund’s investors: The Directors considered potential or anticipated economies of scale in relation to the services the Adviser provides to the Fund. The Directors discussed the Adviser’s belief that, at the current and historically declining level of assets under management of the Fund, it has not experienced material unshared economies of scale, and that the Adviser does not expect any material unshared economies of scale in the near term. The Directors considered that the Fund had not gathered a substantial amount of assets under management since it launched in November 2020 and recently has experienced considerable decline in assets. They concluded that material economies of scale, the benefit of which should be shared with the Fund, were not realized during the period since commencement of operations. The Directors noted that they will have the opportunity to periodically re-examine whether the Fund has experienced unshared economies of scale, and the appropriateness of investment advisory fees and sub-advisory fees payable to the Adviser and the Sub-Adviser, respectively, in the future.

(v)

Profits to be realized by the Adviser, the Sub-Adviser, Macquarie and their Affiliates from their relationship with the Fund: The Directors considered the benefits the Adviser, the Sub-Adviser, Macquarie and their affiliates may derive from their relationship with the Fund. The Directors also considered information on the Adviser’s and the Sub-

CPG Cooper Square International Equity, LLC

Other Information (Unaudited) (Continued)
March 31, 2024

Adviser’s profitability that was provided in response to the Information Request. The Directors considered that the estimated profitability of the Adviser, the Sub-Adviser, Macquarie and their affiliates was not excessive in light of the nature, extent and quality of the services to be provided to the Fund.

(vi)

Fall-out benefits to the Adviser, the Sub-Adviser, Macquarie and their Affiliates: The Directors considered the possible fall-out benefits that may accrue to the Adviser, the Sub-Adviser, Macquarie and their respective affiliates. The Board noted that the Adviser’s affiliation with Macquarie provides Macquarie and its affiliates the opportunity to deliver additional alternative investment products to investors and that the Adviser can provide portfolio management services to new alternative investment products sponsored by Macquarie. Based on its review, the Board determined that any “fall-out” benefits that may accrue to the Adviser, the Sub-Adviser, Macquarie and their respective affiliates did not change its conclusions about approving the Agreements.

Based on the foregoing and other relevant considerations, the Directors, including a majority of the Independent Directors, acting within their business judgment, determined that approval of the Agreements are in the best interests of the Fund. The Board noted some factors may have been more or less important with respect to the Fund and that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the Agreements.

This page intentionally left blank.

(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee reviews and considers, as it deems appropriate after taking into account, among other things, the factors listed in its charter, nominations of potential Directors made by the registrant’s management and by the registrant’s Investors who have sent to Gregory S. Rowland, Esq., legal counsel for the Independent Directors, at c/o Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017, such nominations, which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected, and such additional information must be provided regarding the recommended nominee as is reasonably requested by the nominating committee. The nominating committee meets as is necessary or appropriate.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG Cooper Square International Equity, LLC

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Executive Officer)

Date	June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Executive Officer)

Date	June 7, 2024

By (Signature and Title)*	/s/ Jeffrey Pond
Jeffrey Pond
(Principal Accounting Officer)

Date	June 7, 2024

*	Print the name and title of each signing officer under his or her signature.